Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock-based Compensation
Note 4 - Stock-based Compensation

In accordance with ASC Topic 718, stock-based compensation cost is estimated at the grant date, based on the estimated fair value of the awards, and recognized as expense ratably over the requisite service period of the award for awards expected to vest.

Stock Incentive Plans

Under the Broadcast International, Inc. 2004 Long-Term Incentive Plan (the "2004 Plan"), the board of directors may issue incentive stock options to employees and directors and non-qualified stock options to consultants of the company.  Options generally may not be exercised until twelve months after the date granted and expire ten years after being granted. Options granted vest in accordance with the vesting schedule determined by the board of directors, usually ratably over a three-year vesting schedule upon the anniversary date of the grant.  Should an employee terminate before the vesting period is completed, the unvested portion of each grant is forfeited. We have used the Black-Scholes valuation model to estimate fair value of our stock-based awards, which requires various judgmental assumptions including estimated stock price volatility, forfeiture rates, and expected life.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The number of unissued stock options authorized under the 2004 Plan at June 30, 2013 was 4,290,578.

The Broadcast International, Inc. 2008 Equity Incentive Plan (the "2008 Plan") has become our primary plan for providing stock-based incentive compensation to our eligible employees and non-employee directors and consultants of the company. The provisions of the 2008 Plan are similar to the 2004 Plan except that the 2008 Plan allows for the grant of share equivalents such as restricted stock awards, stock bonus awards, performance shares and restricted stock units in addition to non-qualified and incentive stock options. We continue to maintain and grant awards under our 2004 Plan which will remain in effect until it expires by its terms. The number of unissued shares of common stock reserved for issuance under the 2008 Plan was 88,200 at June 30, 2013.

Stock Options

We estimate the fair value of stock option awards granted beginning January 1, 2006 using the Black-Scholes option-pricing model. We then amortize the fair value of awards expected to vest on a straight-line basis over the requisite service periods of the awards, which is generally the period from the grant date to the end of the vesting period. The Black-Scholes valuation model requires various judgmental assumptions including the estimated volatility, risk-free interest rate and expected option term.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The risk-free interest rate was based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. The expected option term is derived from an analysis of historical experience of similar awards combined with expected future exercise patterns based on several factors including the strike price in relation to the current and expected stock price, the minimum vest period and the remaining contractual period.

The fair values for the options granted for the six months ended June 30, 2012 were estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Six Months Ended June 30, 2012
Risk free interest rate	1.82%
Expected life (in years)	10.0
Expected volatility	77.78%
Expected dividend yield	0.00%

The weighted average fair value of options granted during the six months ended June 30, 2012 was $0.37. There were no options granted during the six months ended June 30, 2013.

Warrants

We estimate the fair value of issued warrants on the date of issuance as determined using a Black-Scholes pricing model. We amortize the fair value of issued warrants using a vesting schedule based on the terms and conditions of each associated underlying contract, as earned. The Black-Scholes valuation model requires various judgmental assumptions including the estimated volatility, risk-free interest rate and warrant expected exercise term.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The risk-free interest rate was based on the yield curve of a zero-coupon U.S. Treasury bond on the date the warrant was issued with a maturity equal to the expected term of the warrant.

The fair values for the warrants issued for the six months ended June 30, 2012 and 2013 estimated at the date of issuance using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Six Months Ended June 30, 2012	Six Months Ended June 30, 2013
Risk free interest rate	1.32%	0.65%
Expected life (in years)	5.99	4.42
Expected volatility	85.65%	90.68%
Expected dividend yield	0.00%	0.00%

The weighted average fair value of warrants issued during the six months ended June 30, 2012 and 2013 was $0.27 and $0.05, respectively.

Results of operations for the six months ended June 30, 2012 and 2013 includes $193,585 and $272 respectively, of non-cash stock-based compensation expense. Restricted stock units and options issued to directors vest immediately. All other restricted stock units, options and warrants are subject to applicable vesting schedules. Expense is recognized proportionally as each award or grant vests.

Included in the $193,585 non-cash stock-based compensation expense for the six months ended June 30, 2012 are (i) $31,000 for 100,000 restricted stock units issued to one member of the board, (ii) $1,608 for 30,000 options granted to 2 employees and (iii) $160,977 resulting from the vesting of unexpired options and warrants issued prior to January 1, 2012.

The $272 non-cash stock-based compensation expense for the six months ended June 30, 2013 was from the vesting of unexpired options and warrants issued prior to January 1, 2013 which includes is a $2,552 net credit for the three months ended June 30, 2013 related to forfeited employee options.

The impact on our results of operations for recording stock-based compensation for the six months ended June 30, 2012 and 2013 is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2012	2013	2012	2013
General and administrative	$61,098	$(2,552)	$120,228	$272
Research and development	36,322	--	73,357	--

Total	$97,420	$(2,552)	$193,585	$272

Due to unexercised options and warrants outstanding at June 30, 2013, we will recognize an aggregate total of $58,959 of compensation expense over the next two years based upon option and warrant award vesting parameters as shown below:

2013	$28,334
2014	30,625
Total	$58,959

The following unaudited tables summarize option and warrant activity during the six months ended June 30, 2013.

	Options and Warrants Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2012	43,396,863	$0.54
Options granted	--	--
Warrants issued	850,000	0.25
Expired	(448,094)	1.05
Forfeited	(506,800)	1.41
Exercised	--	--

Outstanding at June 30, 2013	43,291,969	$0.48

The following table summarizes information about stock options and warrants outstanding at June 30, 2013.

	Outstanding			Exercisable
		Weighted Average Remaining	Weighted Average		Weighted Average
Range of Exercise Prices	Number Outstanding	Contractual Life (years)	Exercise Price	Number Exercisable	Exercise Price
$0.25-0.95	40,124,414	3.84	$0.42	39,957,747	$0.42
1.00-1.59	2,823,055	3.12	1.04	2,803,222	1.04
2.25-4.00	344,500	2.52	2.54	344,500	2.54
$0.25-4.00	43,291,969	3.78	$0.48	43,105,469	$0.48

Restricted Stock Units

The value of restricted stock units is determined using the fair value of our common stock on the date of the award and compensation expense is recognized in accordance with the vesting schedule.  During the six months ended June 30, 2013, 686,667 restricted stock units valued at $51,500 were awarded to five members of our board of directors for services rendered during the year ended 2012.  One member of our board of directors settled 258,553 restricted stock units at the conclusion of his board participation during the six months ended June 30, 2013.  The value of the units awarded had been expensed as directors fees in the year ended December 31, 2012.  For the six months ended June 30, 2012 100,000 restricted stock units were awarded to one member of our board of directors.

The following is a summary of restricted stock unit activity for the six months ended June 30, 2013.

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2012	2,940,133	$1.11
Awarded at fair value	686,667	0.08
Canceled/Forfeited	--	--
Settled by issuance of stock	(258,553)	0.82
Outstanding at June 30, 2013	3,368,247	$0.92
Vested at June 30, 2013	3,368,247	$0.92

Note 10 - Stock-based Compensation

In accordance with ASC Topic 718, stock-based compensation cost is estimated at the grant date, based on the estimated fair value of the awards, and recognized as expense ratably over the requisite service period of the award for awards expected to vest.

Stock Incentive Plans

Under the Broadcast International, Inc. 2004 Long-term Incentive Plan (the "2004 Plan"), the board of directors may issue incentive stock options to employees and directors and non-qualified stock options to consultants of the company.   Options generally may not be exercised until twelve months after the date granted and expire ten years after being granted. Options granted vest in accordance with the vesting schedule determined by the board of directors, usually ratably over a three-year vesting schedule upon anniversary date of the grant.  Should an employee terminate before the vesting period is completed, the unvested portion of each grant is forfeited. We have used the Black-Scholes valuation model to estimate fair value of our stock-based awards, which requires various judgmental assumptions including estimated stock price volatility, forfeiture rates, and expected life.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The number of unissued stock options authorized under the 2004 Plan at December 31, 2012 was 3,779,508.

The Broadcast International, Inc. 2008 Equity Incentive Plan (the "2008 Plan") has become our primary plan for providing stock-based incentive compensation to our eligible employees and non-employee directors and consultants of the company. The provisions of the 2008 Plan are similar to the 2004 Plan except that the 2008 Plan allows for the grant of share equivalents such as restricted stock awards, stock bonus awards, performance shares and restricted stock units in addition to non-qualified and incentive stock options. We continue to maintain and grant awards under our 2004 Plan which will remain in effect until it expires by its terms. The number of unissued shares of common stock reserved for issuance under the 2008 Plan was 774,867 at December 31, 2012.

Stock Options

We estimate the fair value of stock option awards granted beginning January 1, 2006 using the Black-Scholes option-pricing model. We then amortize the fair value of awards expected to vest on a straight-line basis over the requisite service periods of the awards, which is generally the period from the grant date to the end of the vesting period. The Black-Scholes valuation model requires various judgmental assumptions including the estimated volatility, risk-free interest rate and expected option term.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The risk-free interest rate was based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. The expected option term is derived from an analysis of historical experience of similar awards combined with expected future exercise patterns based on several factors including the strike price in relation to the current and expected stock price, the minimum vest period and the remaining contractual period.

The fair values for the options granted in 2012 and 2011 were estimated at the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011
Risk free interest rate	1.65%	1.91%
Expected life (in years)	10.0	6.2
Expected volatility	78.97%	80.89%
Expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the years ended December 31, 2012 and 2011, was $0.27 and $0.61, respectively.

Warrants

We estimate the fair value of issued warrants on the date of issuance as determined using a Black-Scholes pricing model. We amortize the fair value of issued warrants using a vesting schedule based on the terms and conditions of each associated underling contract, as earned. The Black-Scholes valuation model requires various judgmental assumptions including the estimated volatility, risk-free interest rate and warrant expected exercise term.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The risk-free interest rate was based on the yield curve of a zero-coupon U.S. Treasury bond on the date the warrant was issued with a maturity equal to the expected term of the warrant.

The fair values for the warrants granted in 2012 and 2011 were estimated at the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011
Risk free interest rate	1.16%	2.07%
Expected life (in years)	5.7	5.0
Expected volatility	82.79%	85.37%
Expected dividend yield	0.00%	0.00%

The weighted average fair value of warrants granted during the years ended December 31, 2012 and 2011, was $0.23 and $0.67, respectively.

Results of operations for the years ended December 31, 2012 and 2011 includes $283,692 and $2,262,540, respectively, of non-cash stock-based compensation expense. Restricted stock units and options issued to directors vest immediately. All other restricted stock units, options and warrants are subject to applicable vesting schedules. Expense is recognized proportionally as each award or grant vests.

For the year ended December 31, 2012 we recognized $283,692 of stock based compensation as follows: (i) $65,500 for 390,133 restricted stock units issued to 5 members of the board of directors, (ii) $833 for 50,000 options granted to 4 employees and (iii) $217,359 resulting from the vesting of unexpired options and warrants issued prior to January 1, 2012.

For the year ended December 31, 2011 we recognized $2,262,540 of stock based compensation expense as follows: (i) $1,544,000 for 1,400,000 restricted stock units issued to all 5 members of the board of directors, (ii) $124,000 for 200,000 restricted stock units issued to one employee, (iii) $364,000 for 600,000 options issued to one individual and one corporation for consulting services, (iv) $96,489 for 909,200 options granted to 43 employees, (v) $15,000 for 50,000 options granted to one member of our advisory board, (vi) $4,263 for 8,700 options granted to 15 of our non-employee installation technicians and (vi) $114,788 resulting from the vesting of unexpired options and warrants issued prior to January 1, 2011.  Additionally, we issued (i) 221,758 warrants to our unsecured convertible note holder, (ii) 653,576 warrants related to our accounts receivable purchase agreements, (iii) 422,500 warrants related to our Bridge Loan. See Note 5. There were 400,000 warrants exercised in the year ending December 31, 2011.

The following table summarizes option and warrant activity during the years ended December 31, 2012 and 2011.

	Options and Warrants Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	20,442,170	1.13
Options granted	1,567,900	0.91
Warrants issued	1,697,834	0.68
Expired	(302,054)	18.67
Forfeited	(2,510,201)	0.08
Exercised	(455,098)	-

Outstanding at December 31, 2011	20,440,551	1.10
Options granted	50,000	0.37
Warrants issued	24,817,900	0.33
Expired	(252,669)	1.31
Forfeited	(1,658,919)	1.31
Exercised	-	-

Outstanding at December 31, 2012	43,396,863	$0.54

The following table summarizes information about stock options and warrants outstanding at December 31, 2012.

	Outstanding			Exercisable
		Weighted Average Remaining	Weighted Average		Weighted Average
Range of Exercise Prices	Number Outstanding	Contractual Life (years)	Exercise Price	Number Exercisable	Exercise Price
$0.17-0.95	39,583,684	4.36	$0.47	39,207,017	$0.47
1.00-1.59	3,306,679	3.20	1.04	3,248,146	1.04
2.25-4.00	506,500	3.34	2.62	506,500	2.62
$0.17-4.00	43,396,863	4.26	$0.54	42,961,663	$0.54

There were no options exercised in the year ended December 31, 2012 and 55,098 options were exercised in the year ended December 31, 2011. There was no intrinsic value of options and warrants available and exercisable for the years ended December 31, 2012 or 2011.

Restricted Stock Units

For the years ended December 31, 2012 and 2011, 390,133 and 1,600,000 restricted stock units were awarded, respectively. The cost of restricted stock units is determined using the fair value of our common stock on the date of the grant and compensation expense is recognized in accordance with the vesting schedule.  All of the restricted stock units vested during the year they were awarded.

The following is a summary of restricted stock unit activity for the years ended December 31, 2012 and 2011:

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2010	950,000	1.61
Awarded at fair value	1,600,000	1.04
Canceled/Forfeited	--	--
Settled by issuance of stock	--	--
Outstanding at December 31, 2011	2,550,000	1.25
Awarded at fair value	390,133	0.17
Canceled/Forfeited	--	--
Settled by issuance of stock	--	--
Outstanding at December 31, 2012	2,940,133	$1.11
Vested at December 31, 2012	2,940,133	$1.11

Included in stock based compensation for the year ended December 31, 2012, was $65,500 for 390,133 restricted stock units issued to all 5 members of the board of directors, all of which were recorded in general and administrative expense.

Included in stock based compensation for the year ended December 31, 2011, was $1,668,000 as follows; (i) $1,544,000 for 1,400,000 restricted stock units issued to all 5 members of the board of directors, (ii) $124,000 for 200,000 restricted stock units issued to one employee, all of which were recorded in general and administrative expense.

The impact on our results of operations for recording stock-based compensation for the years ended December 31, 2012 and 2011 is as follows:

	For the years ended
	December 31,
	2012	2011
General and administrative	$185,478	$2,043,386
Research and development	98,214	219,154

Total	$283,692	$2,262,540

Total unrecognized stock-based compensation was $180,732 at December 31, 2012, which we expect to recognize over the next three years in accordance with vesting provisions as follows:

2013	$118,127
2014	62,038
2015	567
Total	$180,732